UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21413

Name of Fund: BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Strategies Fund, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31

Date of reporting period: 07/01/2017 – 06/30/2018

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21413
Reporting Period: 07/01/2017 - 06/30/2018
BlackRock Floating Rate Income Strategies Fund, Inc.

============= BlackRock Floating Rate Income Strategies Fund, Inc. =============

CAESARS ENTERTAINMENT CORPORATION

Ticker:       CZR            Security ID:  127686103
Meeting Date: MAY 30, 2018   Meeting Type: Annual
Record Date:  APR 04, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mark Frissora            For       For          Management
1.2   Elect Director James Hunt               For       For          Management
1.3   Elect Director John Dionne              For       For          Management
1.4   Elect Director Richard Schifter         For       Withhold     Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Other Business                          For       Against      Management

--------------------------------------------------------------------------------

GEO SPECIALTY CHEMICALS, INC.

Ticker:                      Security ID:  37246R106
Meeting Date: DEC 15, 2017   Meeting Type: Annual
Record Date:  NOV 13, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Duncan H. Cocroft        For       For          Management
1b    Elect Director Michael Colodner         For       For          Management
1c    Elect Director David L. Eaton           For       For          Management
1d    Elect Director Kenneth A. Ghazey        For       For          Management
1e    Elect Director Philip J. Gund           For       For          Management
1f    Elect Director Linda Koffenberger       For       For          Management
1g    Elect Director Charles Macaluso         For       For          Management
2     Increase Authorized Common Stock        For       For          Management

--------------------------------------------------------------------------------

GEO SPECIALTY CHEMICALS, INC.

Ticker:                      Security ID:  37246R205
Meeting Date: DEC 15, 2017   Meeting Type: Annual
Record Date:  NOV 13, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Duncan H. Cocroft        For       For          Management
1b    Elect Director Michael Colodner         For       For          Management
1c    Elect Director David L. Eaton           For       For          Management
1d    Elect Director Kenneth A. Ghazey        For       For          Management
1e    Elect Director Philip J. Gund           For       For          Management
1f    Elect Director Linda Koffenberger       For       For          Management
1g    Elect Director Charles Macaluso         For       For          Management
2     Increase Authorized Common Stock        For       For          Management

--------------------------------------------------------------------------------

OCEAN RIG UDW INC.

Ticker:       ORIG           Security ID:  G66964118
Meeting Date: NOV 03, 2017   Meeting Type: Special
Record Date:  SEP 25, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Adopt the Second Amended and Restated   For       For          Management
      Memorandum and Articles
2     Reduce Authorized Common and Preferred  For       For          Management
      Stock
3     Approve the Redesignation and           For       For          Management
      Cancellation of Shares
4     Other Business                          For       Against      Management

--------------------------------------------------------------------------------

SUNPOWER CORPORATION

Ticker:       SPWR           Security ID:  867652406
Meeting Date: MAY 17, 2018   Meeting Type: Annual
Record Date:  MAR 21, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Francois Badoual         For       For          Management
1.2   Elect Director Antoine Larenaudie       For       For          Management
1.3   Elect Director Pat Wood, III            For       Withhold     Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date:	August 30, 2018